Share-Based Payment (Narrative) (Details) $ in Thousands				1 Months Ended										12 Months Ended
	Aug. 22, 2021 Share $ / shares	Apr. 12, 2020 shares	Sep. 12, 2018 shares	Sep. 15, 2024 ₪ / shares shares	Apr. 21, 2024 ₪ / shares shares	Apr. 17, 2024 ₪ / shares	Dec. 18, 2023 shares	Apr. 24, 2023 shares	Sep. 30, 2022 shares	Jun. 28, 2022 shares	Sep. 30, 2021 shares	Nov. 28, 2019 shares	Oct. 28, 2018 shares	Dec. 31, 2024 Share ₪ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement														50% of the options will vest 24 months after the grant date, 25% of the options will vest 36 months after the grant date, and 25% of the options will vest 48 months after the grant date.	50% of the options will vest 24 months after the grant date, 25% of the options will vest 36 months after the grant date, and 25% of the options will vest 48 months after the grant date.
Number of options														12,228,474	12,228,474
Number of options expired/forfeited														1,280,727	1,280,727
Gilad Yavetz [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement			The options’ vesting period will be distributed over 4 years, whereby 18% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 30% will vest on a quarterly basis throughout the third year, and 27% will vest on a quarterly basis throughout the fourth year.
Number of options	500,000															990,000
Exercise price of options | $ / shares	$ 71.89
Zafrir Yoeli [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares									240,000
Allocated Options To Employees Dated 12.09.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options														1,350,000	1,350,000
Number of options expired/forfeited														0	0
Exercise price of options | (per share)														₪ 19.61	$ 5.47
Allocated Options To Employees Dated 12.09.2018 [Member] | Mr. Yair Seroussi [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares			360,000
Description of vesting requirements for share-based payment arrangement			The options’ vesting period will be distributed over 4 years, on a quarterly basis.
Allocated Options To Employees Dated 12.09.2018 [Member] | Gilad Yavetz [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares			990,000
Allocated Options To Employees Dated 28.10.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options														1,602,000	1,602,000
Number of options expired/forfeited														0	0
Exercise price of options | (per share)														₪ 19.95	$ 5.39
Allocated Options To Employees Dated 28.10.2018 [Member] | Zafrir Yoeli [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares													1,602,000
Description of vesting requirements for share-based payment arrangement													The options’ vesting period will be distributed over 4 years, whereby 18% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 30% will vest on a quarterly basis throughout the third year, and 27% will vest on a quarterly basis throughout the fourth year.
Allocated Options To Employees Dated 28.11.2019 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options														110,000	110,000
Number of options expired/forfeited														40,000	40,000
Exercise price of options | (per share)														₪ 41.57	$ 11.98
Allocated Options To Employees Dated 28.11.2019 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares												100,000
Allocated Options To Employees Dated 12.04.2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options														70,000	70,000
Number of options expired/forfeited														0	0
Exercise price of options | (per share)														₪ 41.1	$ 11.48
Allocated Options To Employees Dated 12.04.2020 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares		70,000
Description of vesting requirements for share-based payment arrangement		The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. For details regarding the exercise price, see the above table.
Allocated Options To Employees Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options														674,000	674,000
Number of options expired/forfeited														249,000	249,000
Exercise price of options | (per share)														₪ 69.76	$ 21.6
Allocated Options To Employees Dated 30.09.2021 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement												The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date.
Allocated Options To Employees Dated 30.09.2021 [Member] | Gilad Yavetz, Zafrir Yoeli And Amit Paz [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares											1,182,000
Description of vesting requirements for share-based payment arrangement											The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 25-40% will vest on a quarterly basis throughout the third year, and 10-25% will vest on a quarterly basis throughout the fourth year. For details regarding the exercise price, see the above table.
Allocated Options To Employees Dated Two Zero [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options														60,000	60,000
Exercise price of options | (per share)														₪ 70.9	$ 21.96
Allocated Options To Employees Dated Two Zero [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares											780,000
Description of vesting requirements for share-based payment arrangement											The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25-30% will vest after the second year, 25-35% will vest after the third year, and 10-25% will vest after the fourth year.
Allocated Options To Employees Dated 28.06.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options														100,000	100,000
Exercise price of options | (per share)														₪ 68.64	$ 19.98
Allocated Options To Employees Dated 28.06.2022 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares										100,000
Description of vesting requirements for share-based payment arrangement										The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 35% will vest three years after the grant date, and 15% will vest four years after the grant date.
Allocated Options To Employees Dated 24.04.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options														220,000	220,000
Exercise price of options | (per share)														₪ 61.52	$ 16.8
Allocated Options To Employees Dated 24.04.2023 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares								220,000
Description of vesting requirements for share-based payment arrangement								The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 35% will vest three years after the grant date, and 15% will vest four years after the grant date.
Allocated Options To Employees Dated 18.12.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options														146,427	146,427
Exercise price of options | (per share)														₪ 62.81	$ 17.19
Allocated Options To Employees Dated 18.12.2023 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares							146,427
Description of vesting requirements for share-based payment arrangement							The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date.
Allocated Options To Employees Dated On April 21, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares					40,000
Description of vesting requirements for share-based payment arrangement					The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will be vested annually from the grant date.
Allocated Options To Employees Dated On September 15, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non Marketable And Non Transferable Options | shares				137,369
Description of vesting requirements for share-based payment arrangement				The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will be vested annually from the grant date.
Allocated Options To Employees Dated In 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement														Eligibility to exercise the options in accordance with the vesting period as follows: 50% of the options will vest 24 months after the grant date, 25% of the options will vest 36 months after the grant date, and 25% of the options will vest 48 months after the grant date.	Eligibility to exercise the options in accordance with the vesting period as follows: 50% of the options will vest 24 months after the grant date, 25% of the options will vest 36 months after the grant date, and 25% of the options will vest 48 months after the grant date.
Restricted stock units (RSUs) [Member] | Gilad Yavetz [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options														87,023	87,023
Restricted stock units (RSUs) [Member] | Allocated Options To Employees Dated On April 17, 2024 [Member] | Mr. Yair Seroussi [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement						The vesting period of the said RSUs is distributed equally and annually over 4 years.
Ordinary shares issue price per share | ₪ / shares						₪ 0.1
Restricted stock units (RSUs) [Member] | Allocated Options To Employees Dated On April 17, 2024 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement						The vesting period of the said RSUs is distributed equally and annually over 3 years.
Ordinary shares issue price per share | ₪ / shares						₪ 0.1
Restricted stock units (RSUs) [Member] | Allocated Options To Employees Dated On April 21, 2024 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement					The vesting period of the said RSUs is distributed equally and annually over 4 years.
Ordinary shares issue price per share | ₪ / shares					₪ 0.1
Restricted stock units (RSUs) [Member] | Allocated Options To Employees Dated On September 15, 2024 Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement				The vesting period of the said RSUs is distributed equally and annually over 4 years.
Ordinary shares issue price per share | ₪ / shares				₪ 0.1
Restricted stock units (RSUs) [Member] | Allocated Options To Employees Dated In 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement														Vesting period will be distributed equally and annually over 4 years.	Vesting period will be distributed equally and annually over 4 years.
Ordinary shares issue price per share | ₪ / shares														₪ 0.1